Other Intangible Assets and Goodwill - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 7	$ 4
Goodwill	355		$ 355
ProfoundBio
Disclosure of detailed information about intangible assets [line items]
Goodwill			355
Gross carrying value
Disclosure of detailed information about intangible assets [line items]
Additions during the period	32		2,019
Gross carrying value | Licenses and Patents
Disclosure of detailed information about intangible assets [line items]
Additions during the period	$ 32		$ 23